Common Stock and Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common Stock and Stock-Based Compensation [Abstract]
Schedule of Stock by Class

Common stock reserved for issuance at June 30, 2025 and December 31, 2024, was as follows:

	June 30, 2025	December 31, 2024
Warrants outstanding for future issuance of Common stock	881,007	729,166
Stock options and restricted stock units	438,384	353,908
Stock options and restricted stock units available for future issuance	285,341	34,934
Total shares of Common stock reserved	1,604,732	1,118,008

Common stock reserved for issuance as of December 31, 2024 and 2023, is as follows:

	2024	2023
Series A convertible preferred stock	—	78,699
Series B convertible preferred stock	—	125,550
Series C convertible preferred stock	—	74,925
Series D convertible preferred stock	—	65,636
Series E convertible preferred stock	—	57,616
Warrants outstanding for future issuance of convertible preferred stock	—	4,343
Warrants outstanding for future issuance of Common stock	729,166	66,858
Stock options and restricted stock units	353,908	82,850
Stock options and restricted stock units available for future issuance	34,934	33,523
Total shares of common stock reserved	1,118,008	590,000

Schedule of Option Award Activity For Performance Milestone-based Stock Options Granted

Option award activity for service-based stock options granted at June 30, 2025, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances at January 1, 2025	304,245	$31.60	9.5	$802
Granted	70,859	5.90	-	-
Exercised	-	-	-	-
Expired	(3,076)	87.40	-	-
Forfeited	-	-	-	-
Balances at June 30, 2025	372,028	$26.16	9.2	$-
Vested and exercisable at June 30, 2025	179,314	$47.17	8.9	$-

Option award activity for performance milestone-based stock options granted at June 30, 2025, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances at January 1, 2025	5,106	$417.00	5.6	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Forfeited	-	-	-	-
Balances at June 30, 2025	5,106	$417.00	5.1	$-
Vested and exercisable at June 30, 2025	1,702	$417.00	5.1	$-

Option award activity for service-based stock options granted as of December 31, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances as of January 1, 2023	48,506	$355.40	6.1	$2,561
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(19,045)	319.00	—	—
Forfeited	(7,668)	457.40	—	—
Balances as of December 31, 2023	21,793	$352.00	4.8	$754
Granted	282,528	6.80	—	—
Exercised	—	—	—	—
Expired	(76)	87.40	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	304,245	$31.60	9.5	$802
Options vested and exercisable at December 31, 2024	155,366	$54.20	9.1	$380

A summary of the Company’s performance milestone-based stock options activity and related information is as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances as of January 1, 2023	5,254	$417.00	5.6	$463
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(148)	—	—	—
Balances as of December 31, 2023	5,106	$417.00	6.6	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	5,106	$417.00	5.6	$—
Vested and exercisable at December 31, 2024	1,702	$417.00	5.6	$—

Schedule of Restricted Stock Units

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Balances at January 1, 2025	44,520	$193.80
Granted	36,073	6.14
Vested	(15,366)	86.31
Forfeited	(3,977)	180.00
Balances at June 30, 2025	61,250	$116.75

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of January 1, 2023	31,037	$442.20
Granted	50,584	199.00
Vested	—	—
Forfeited	(25,730)	327.80
Balances as of December 31, 2023	55,891	$272.80
Granted	49,548	190.80
Vested	(53,110)	272.80
Forfeited	(7,809)	182.60
Balances as of December 31, 2024	44,520	$193.80

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s interim condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$70	$-	$197	$-
Sales and marketing	12	-	21	-
General and administrative	1,481	97	3,476	195
Total stock-based compensation expense	$1,563	$97	$3,694	$195

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$3,000	$4
Sales and marketing	1,446	1
General and administrative	13,718	638
Total stock-based compensation expense	$18,164	$643

Schedule of Fair Value of Employee Service-Based Option Grants

The following assumptions were used to calculate the fair value of employee service-based option grants made during the year ended December 31, 2024:

2024
Expected dividend yield(1)	—
Risk-free interest rate(2)	4.17% - 4.20%
Expected volatility(3)	85.00%- 86.20%
Expected life (in years)(4)	0.76 - 6.50
Fair value of common stock	$6.80 – 180.00

(1)	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(3)	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.

(4)	The expected life or term of the options represents the period of time that options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).